Related Party Balances and Transactions (Details)	1 Months Ended										12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	May 31, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Repaid the loan											$ 4,805,733		$ 4,027,793		$ 3,307,636
Lei Wang [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties											11,903
Total consideration													13,841	¥ 100,000
Outstanding receivable													11,903				¥ 86,500
Purchases from related party													11,903
Amount of equity transfer											11,990.06	¥ 86,499.9
Lei Wang [Member] | Pupu Sibo [Member]
Related Party Balances and Transactions [Line Items]
Total consideration | ¥														186,500
Wanqun Yi [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties											247,688
Shenzhen Jam Box [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties											389,559
Related party transaction											484,755.25	3,497,169.82
Repaid the loan									$ 143,810	¥ 1,000,000	446,557.53	3,221,600
Loaned											54,142.47	390,600	98,273	710,000
Total receivable													389,559				¥ 2,831,000
Purchases from related party													389,559
Xiamen Pupu [Member]
Related Party Balances and Transactions [Line Items]
Contract liability
Related party transaction													2,670,310	19,292,452.83
Weiyi Lin [Member]
Related Party Balances and Transactions [Line Items]
Petty cash			$ 95,993		$ 95,993		$ 95,993											$ 95,993
Repaid the loan													13,329	96,300
Wanquan Yi [Member]
Related Party Balances and Transactions [Line Items]
Total consideration													249,142	1,800,000
Purchases from related party													247,688
Amount of equity transfer											249,504.46	1,800,000
Mr. Huang [Member]
Related Party Balances and Transactions [Line Items]
Consideration amount
Mr. Jiaming Wu [Member]
Related Party Balances and Transactions [Line Items]
Consideration amount
Xiamen Hualiu Media [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction													$ 18,598	¥ 127,139
Xiamen Pengqian Culture Communication Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											1,961.51	14,150.94
Xiamen Pupu Investment [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											2,615,350.7	18,867,924.53
Xiamen Hualiu Boying Video Media Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											24,368.65	175,802.76
Repaid the loan											40,197.94	290,000
Loaned											40,197.94	290,000
Xiamen Roppongi Culture Media Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											653,837.67	4,716,981.13
Purchases from related party											9,769,969.45	70,483,490.62
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction											2,271,504.86	16,387,317.5
Repaid the loan											6,930,679.35	50,000,000
Borrowed amount											6,962,890.37					¥ 50,232,380
Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Purchases from related party											101,998.68	735,849.05
Zhuhai Hengqin Aosi Culture Communication Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Purchases from related party											562,300.4	4,056,603.78
AOSI Production Co Ltd [Member]
Related Party Balances and Transactions [Line Items]
Purchases from related party											64,248.65
Xiamen Pupu Investment Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Repaid the loan											42,970.21	¥ 310,000
Borrowed amount											42,970.21					310,000
Xiamen Wandefu Trading Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Borrowed amount											2,356.43					17,000
Hengda Gao [Member]
Related Party Balances and Transactions [Line Items]
Borrowed amount											$ 149,194.15					¥ 1,076,331.36
Vice President and Director [Member] | Weiyi Lin [Member]
Related Party Balances and Transactions [Line Items]
Related party transaction	$ 13,280	¥ 96,300	$ 13,280	¥ 96,300	$ 13,280	¥ 96,300	$ 13,280	¥ 96,300
Pupu Sibo [Member]
Related Party Balances and Transactions [Line Items]
Equity interests													40.00%				40.00%
Shenzhen Jam Box [Member]
Related Party Balances and Transactions [Line Items]
Equity interests													36.00%				36.00%
Xiamen Pupu Investment [Member]
Related Party Balances and Transactions [Line Items]
Equity interests													60.00%				60.00%
Pop Investment [Member]
Related Party Balances and Transactions [Line Items]
Equity interests													40.00%				40.00%